FINANCIAL RISK MANAGEMENT - Assets and Liabilities by Currencies (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial risks management [Line Items]
Cash and due from banks	S/ 25,986,762		S/ 22,168,516
Cash collateral, reverse repurchase agreements and securities borrowings	4,288,524		4,082,942	S/ 7,480,420
At fair value through profit or loss	3,850,762		3,512,445
At fair value through other comprehensive income	26,202,723		25,195,835
Available-for-sale	25,370,413		24,331,543
Amortized cost	1,907,738		1,292,203
Loans	110,485,717		105,806,998
Financial assets designated at fair value through profit or loss	620,544		521,186
Other assets	2,792,968		3,072,777
Total monetary assets	187,876,691		177,263,201		S/ 170,472,000
Deposits and obligations	(112,005,385)		(104,551,310)
Payables from repurchase agreements and security Lendings	(7,678,016)		(9,415,357)
Due to bank and correspondents	(8,841,732)		(8,448,140)
Lease liabilities	(847,504)	S/ (852,800)	0
Financial liabilities at fair value through profit or loss	(493,700)		(362,310)
Technical reserves for claims and insurance premiums	(9,950,233)		(8,452,671)
Bonds and notes issued	(14,946,363)		(15,457,540)
Other liabilities	(5,481,288)		(4,941,533)
Total monetary liabilities	(161,130,381)		(152,997,125)		S/ (148,219,000)
Forwards position, net	66,635		(309)
Currency swaps position, net	0		0
Cross currency swaps position, net	(152,545)		0
Options, net	0		0
Net monetary position	18,009,803		17,531,453
Monetary Assets [Member]
Disclosure of financial risks management [Line Items]
Cash and due from banks	25,986,762		22,168,516
Cash collateral, reverse repurchase agreements and securities borrowings	4,288,524		4,082,942
At fair value through profit or loss	3,850,762		3,512,445
At fair value through other comprehensive income	25,623,524		24,546,365
Amortized cost	3,477,046		4,154,838
Loans	110,485,717		105,806,998
Financial assets designated at fair value through profit or loss	620,544		521,186
Other assets	4,893,215		5,735,597
Total monetary assets	179,226,094		170,528,887
Monetary Liabilities [Member]
Disclosure of financial risks management [Line Items]
Deposits and obligations	(112,005,385)		(104,551,310)
Payables from repurchase agreements and security Lendings	(7,678,016)		(9,415,357)
Due to bank and correspondents	(8,841,732)		(8,448,140)
Financial liabilities at fair value through profit or loss	(493,700)		(362,310)
Technical reserves for claims and insurance premiums	(9,950,233)		(8,452,671)
Bonds and notes issued	(14,946,363)		(15,457,540)
Other liabilities	(6,367,448)		(6,309,797)
Total monetary liabilities	(161,130,381)		(152,997,125)
Gains (losses) on net monetary position	18,095,713		17,531,762
Lease liabilities [member]
Disclosure of financial risks management [Line Items]
Lease liabilities	(847,504)		0
The Soles [Member]
Disclosure of financial risks management [Line Items]
Forwards position, net	1,534,948		1,820,527
Currency swaps position, net	281,672		(199,746)
Cross currency swaps position, net	(787,355)		(1,833,236)
Options, net	25,071		(23,414)
Net monetary position	17,384,067		15,840,098
The Soles [Member] | Monetary Assets [Member]
Disclosure of financial risks management [Line Items]
Cash and due from banks	3,960,190		3,582,390
Cash collateral, reverse repurchase agreements and securities borrowings	150,009		6,654
At fair value through profit or loss	800,370		541,649
At fair value through other comprehensive income	18,221,102		16,757,917
Amortized cost	3,355,579		3,239,330
Loans	66,737,870		61,665,634
Financial assets designated at fair value through profit or loss	44,223		44,109
Other assets	2,072,867		2,561,684
Total monetary assets	95,342,210		88,399,367
The Soles [Member] | Monetary Liabilities [Member]
Disclosure of financial risks management [Line Items]
Deposits and obligations	(56,769,748)		(51,559,266)
Payables from repurchase agreements and security Lendings	(5,068,896)		(5,914,736)
Due to bank and correspondents	(3,798,717)		(3,442,620)
Financial liabilities at fair value through profit or loss	0		(35,220)
Technical reserves for claims and insurance premiums	(5,642,772)		(4,318,973)
Bonds and notes issued	(4,028,893)		(3,599,610)
Other liabilities	(3,541,350)		(3,452,975)
Total monetary liabilities	(79,012,479)		(72,323,400)
Gains (losses) on net monetary position	16,329,731		16,075,967
The Soles [Member] | Lease liabilities [member]
Disclosure of financial risks management [Line Items]
Lease liabilities	(162,103)		0
US Dollars [Member]
Disclosure of financial risks management [Line Items]
Forwards position, net	(1,351,414)		(1,719,788)
Currency swaps position, net	(281,672)		199,512
Cross currency swaps position, net	692,525		1,918,994
Options, net	(25,071)		23,414
Net monetary position	149,989		998,747
US Dollars [Member] | Monetary Assets [Member]
Disclosure of financial risks management [Line Items]
Cash and due from banks	20,762,648		17,117,551
Cash collateral, reverse repurchase agreements and securities borrowings	3,389,090		3,362,285
At fair value through profit or loss	1,053,925		733,801
At fair value through other comprehensive income	6,869,840		7,057,303
Amortized cost	100,299		915,508
Loans	35,598,141		37,032,752
Financial assets designated at fair value through profit or loss	576,321		477,077
Other assets	2,142,237		2,765,000
Total monetary assets	70,492,501		69,461,277
US Dollars [Member] | Monetary Liabilities [Member]
Disclosure of financial risks management [Line Items]
Deposits and obligations	(46,319,179)		(44,122,875)
Payables from repurchase agreements and security Lendings	(734,441)		(1,860,424)
Due to bank and correspondents	(4,709,610)		(4,751,314)
Financial liabilities at fair value through profit or loss	(94,475)		(58,031)
Technical reserves for claims and insurance premiums	(4,301,468)		(4,131,263)
Bonds and notes issued	(10,660,989)		(11,752,328)
Other liabilities	(1,951,682)		(2,208,427)
Total monetary liabilities	(69,376,880)		(68,884,662)
Gains (losses) on net monetary position	1,115,621		576,615
US Dollars [Member] | Lease liabilities [member]
Disclosure of financial risks management [Line Items]
Lease liabilities	(605,036)		0
Other Currency [Member]
Disclosure of financial risks management [Line Items]
Forwards position, net	(116,899)		(101,048)
Currency swaps position, net	0		234
Cross currency swaps position, net	(57,715)		(85,758)
Options, net	0		0
Net monetary position	475,747		692,608
Other Currency [Member] | Monetary Assets [Member]
Disclosure of financial risks management [Line Items]
Cash and due from banks	1,263,924		1,468,575
Cash collateral, reverse repurchase agreements and securities borrowings	749,425		714,003
At fair value through profit or loss	1,996,467		2,236,995
At fair value through other comprehensive income	532,582		731,145
Amortized cost	21,168		0
Loans	8,149,706		7,108,612
Financial assets designated at fair value through profit or loss	0		0
Other assets	678,111		408,913
Total monetary assets	13,391,383		12,668,243
Other Currency [Member] | Monetary Liabilities [Member]
Disclosure of financial risks management [Line Items]
Deposits and obligations	(8,916,458)		(8,869,169)
Payables from repurchase agreements and security Lendings	(1,874,679)		(1,640,197)
Due to bank and correspondents	(333,405)		(254,206)
Financial liabilities at fair value through profit or loss	(399,225)		(269,059)
Technical reserves for claims and insurance premiums	(5,993)		(2,435)
Bonds and notes issued	(256,481)		(105,602)
Other liabilities	(874,416)		(648,395)
Total monetary liabilities	(12,741,022)		(11,789,063)
Gains (losses) on net monetary position	650,361		879,180
Other Currency [Member] | Lease liabilities [member]
Disclosure of financial risks management [Line Items]
Lease liabilities	S/ (80,365)		S/ 0